Segmented Information - Summary (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues and Other Income
Less : Royalties	$ (4,571)	$ (2,001)
Operating revenues, net of royalties	58,336	39,132
Other (loss) income	131	(31)
Revenues and Other Income	58,467	39,101
Expenses
Purchases of crude oil and products	20,775	13,791
Operating, selling and general	12,807	11,366
Transportation and distribution	1,671	1,479
Depreciation, depletion, amortization and impairment	8,786	5,850
Exploration	56	47
(Gain) loss on disposal of assets	45	(257)
Financing expenses	2,011	1,255
Expenses	46,151	33,531
Earnings (Loss) before Income Taxes	12,316	5,570
Income Tax Expense (Recovery)
Current	4,229	1,395
Deferred	(990)	56
Total Income Tax Expense (Recovery)	3,239	1,451
Net Earnings	9,077	4,119
Capital and Exploration Expenditures	4,987	4,555
Capital expenditures classified as assets held for sale	133
Reclassification adjustment
Revenues and Other Income
Gross revenues	(150)
Expenses
Purchases of crude oil and products	(150)
Operating segments
Revenues and Other Income
Gross revenues	62,907	41,133
Oil Sands
Revenues and Other Income
Less : Royalties	(3,963)	(1,523)
Operating revenues, net of royalties	26,468	18,397
Other (loss) income	(53)	6
Revenues and Other Income	26,415	18,403
Expenses
Purchases of crude oil and products	2,050	1,444
Operating, selling and general	9,152	8,056
Transportation and distribution	1,210	1,126
Depreciation, depletion, amortization and impairment	7,927	4,585
Exploration	37	12
(Gain) loss on disposal of assets	(7)	(4)
Financing expenses	413	359
Expenses	20,782	15,578
Earnings (Loss) before Income Taxes	5,633	2,825
Income Tax Expense (Recovery)
Capital and Exploration Expenditures	3,540	3,168
Oil Sands | Operating segments
Revenues and Other Income
Gross revenues	21,905	15,319
Oil Sands | Intersegment revenues
Revenues and Other Income
Gross revenues	8,526	4,601
Exploration and Production
Revenues and Other Income
Less : Royalties	(608)	(478)
Operating revenues, net of royalties	3,723	2,500
Other (loss) income	164	17
Revenues and Other Income	3,887	2,517
Expenses
Operating, selling and general	490	429
Transportation and distribution	101	112
Depreciation, depletion, amortization and impairment	(105)	324
Exploration	19	35
(Gain) loss on disposal of assets	66	(227)
Financing expenses	95	53
Expenses	666	726
Earnings (Loss) before Income Taxes	3,221	1,791
Income Tax Expense (Recovery)
Capital and Exploration Expenditures	443	270
Exploration and Production | Operating segments
Revenues and Other Income
Gross revenues	4,331	2,978
Refining and Marketing
Revenues and Other Income
Operating revenues, net of royalties	36,728	22,915
Other (loss) income	(60)	(50)
Revenues and Other Income	36,668	22,865
Expenses
Purchases of crude oil and products	27,261	16,807
Operating, selling and general	2,427	2,019
Transportation and distribution	396	282
Depreciation, depletion, amortization and impairment	844	853
(Gain) loss on disposal of assets	(11)	(19)
Financing expenses	57	56
Expenses	30,974	19,998
Earnings (Loss) before Income Taxes	5,694	2,867
Income Tax Expense (Recovery)
Capital and Exploration Expenditures	816	825
Refining and Marketing | Operating segments
Revenues and Other Income
Gross revenues	36,622	22,808
Refining and Marketing | Intersegment revenues
Revenues and Other Income
Gross revenues	106	107
Corporate and Eliminations
Revenues and Other Income
Operating revenues, net of royalties	(8,583)	(4,680)
Other (loss) income	80	(4)
Revenues and Other Income	(8,503)	(4,684)
Expenses
Purchases of crude oil and products	(8,536)	(4,460)
Operating, selling and general	738	862
Transportation and distribution	(36)	(41)
Depreciation, depletion, amortization and impairment	120	88
(Gain) loss on disposal of assets	(3)	(7)
Financing expenses	1,446	787
Expenses	(6,271)	(2,771)
Earnings (Loss) before Income Taxes	(2,232)	(1,913)
Income Tax Expense (Recovery)
Capital and Exploration Expenditures	188	292
Corporate and Eliminations | Operating segments
Revenues and Other Income
Gross revenues	49	28
Corporate and Eliminations | Intersegment revenues
Revenues and Other Income
Gross revenues	$ (8,632)	$ (4,708)